Related Party Transactions - Schedule of Relationships with Related Parties (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Poon Wai Kwong (“Mr. Poon”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Related Party Transaction, Description of Transaction	Director and shareholder of BUUU	Director and shareholder of BUUU
Excellent Prospect Investment Holding Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Related Party Transaction, Description of Transaction	Shareholder of BUUU	Shareholder of BUUU